Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	9 Months Ended
May 31, 2016
Policies
Cash and Cash Equivalents, Policy

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than six months to be cash equivalents.